Sensitivity analysis for actuarial assumptions (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Discount rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	₩ (159,549)
Decrease	180,542
Future salary increase rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	176,924
Decrease	₩ (159,169)